Employee Benefit Plans (Narrative) (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2023
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contributions to qualified defined benefit pension plans and OPEB plans	$ 0
Discontinued Operations
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	4,000,000	$ 6,000,000
Non-service cost	(11,000,000)	(11,000,000)
Other Postretirement Benefits Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	$ 3,000,000	$ 6,000,000
Other Postretirement Benefits Plan | Forecast
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contribution to voluntary employees beneficiary association			$ 0